VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.6%
		Communication Services: 23.5%
32,709	(1)	Alphabet, Inc. - Class A	$87,448,166	4.1
27,835	(1)	Alphabet, Inc. - Class C	74,188,904	3.4
5,531	(1),(2),(3)	Epic Games, Inc.	5,318,665	0.3
362,375	(1)	Facebook, Inc.- Class A	122,986,451	5.7
8,256	(1)	IAC/InterActiveCorp	1,075,674	0.0
21,700	(1),(4)	Kuaishou Technology	231,598	0.0
105,596	(1)	Match Group, Inc.	16,577,516	0.8
75,163	(1)	NetFlix, Inc.	45,874,985	2.1
155,351	(1)	Pinterest, Inc.	7,915,134	0.4
73,733	(1)	ROBLOX Corp.	5,570,528	0.3
162,545	(1)	Sea Ltd. ADR	51,807,968	2.4
671,225	(1)	Snap, Inc.	49,583,391	2.3
93,124	(1)	Spotify Technology SA	20,984,562	1.0
227,600		Tencent Holdings Ltd.	13,587,437	0.6
46,876	(1)	Vimeo, Inc.	1,376,748	0.1
			504,527,727	23.5

		Consumer Discretionary: 18.6%
65,516	(1)	Airbnb, Inc.	10,990,309	0.5
58,646	(1)	Alibaba Group Holding Ltd. BABA ADR	8,682,540	0.4
61,034	(1)	Amazon.com, Inc.	200,499,131	9.3
13,166	(1)	Aptiv PLC	1,961,339	0.1
6,115	(1)	Booking Holdings, Inc.	14,516,215	0.7
28,127	(1)	Carvana Co.	8,481,416	0.4
8,619	(1)	Chipotle Mexican Grill, Inc.	15,665,205	0.7
205,187	(1)	Coupang, Inc.	5,714,458	0.3
76,902	(1)	DoorDash, Inc.	15,840,274	0.7
127,518	(1),(5)	DraftKings, Inc. - Class A	6,141,267	0.3
238,332	(1)	Farfetch Ltd. - Class A	8,932,683	0.4
77,178		Ferrari NV	16,139,463	0.8
173,973	(1)	Las Vegas Sands Corp.	6,367,412	0.3
45,442	(1)	Lululemon Athletica, Inc.	18,390,377	0.9
153,300	(1),(4)	Meituan Class B	4,893,558	0.2
91,138		Nike, Inc. - Class B	13,235,972	0.6
47,900	(1)	Pinduoduo, Inc. ADR	4,343,093	0.2
246,986		Ross Stores, Inc.	26,884,426	1.3
131,746	(1)	Wynn Resorts Ltd.	11,165,474	0.5
			398,844,612	18.6

		Financials: 2.2%
1,134,411	(1),(2),(3)	Ant International Co., Limited- Class C	6,114,475	0.3
114,077	(1),(5)	Bright Health Group, Inc.	930,869	0.0
12,749	(1),(2),(3)	Maplebear, Inc., dba Instacart	1,593,625	0.1
666	(1),(2),(3)	Maplebear, Inc., dba Instacart - Non-Voting	83,250	0.0
8,451		MarketAxess Holdings, Inc.	3,555,251	0.2
9,327		MSCI, Inc. - Class A	5,673,987	0.3
33,108		S&P Global, Inc.	14,067,258	0.6
384,990	(1)	SoFi Technologies, Inc.	6,113,641	0.3
46,940		Tradeweb Markets, Inc.	3,791,813	0.2
128,229	(1)	XP, Inc.	5,150,959	0.2
			47,075,128	2.2

		Health Care: 8.2%
6,802	(1)	Align Technology, Inc.	4,526,255	0.2
23,557		Anthem, Inc.	8,782,049	0.4
13,672	(1)	Argenx SE ADR	4,128,944	0.2
105,278		AstraZeneca PLC	12,687,868	0.6
248,846	(1)	Avantor, Inc.	10,177,801	0.5
42,105		Cigna Corp.	8,427,737	0.4
113,596		Eli Lilly & Co.	26,246,356	1.2
83,812		HCA Healthcare, Inc.	20,342,849	0.9
14,565		Humana, Inc.	5,667,970	0.3
65,359	(1)	Incyte Corp., Ltd.	4,495,392	0.2
32,989	(1)	Intuitive Surgical, Inc.	32,796,014	1.5
98,086		Stryker Corp.	25,867,240	1.2
33,609		UnitedHealth Group, Inc.	13,132,381	0.6
			177,278,856	8.2

		Industrials: 4.9%
118,403	(1)	Airbus SE	15,697,331	0.7
38,113		Cintas Corp.	14,508,095	0.7
68,026	(1),(3)	Didi Global, Inc., Lockup Shares	2,034,903	0.1
71,695		FedEx Corp.	15,721,997	0.7
34,012	(1)	Generac Holdings, Inc.	13,899,684	0.6
18,916		Norfolk Southern Corp.	4,525,653	0.2
45,632		Roper Technologies, Inc.	20,357,804	1.0
105,500	(1)	Southwest Airlines Co.	5,425,865	0.3
114,552		TransUnion	12,865,335	0.6
			105,036,667	4.9

		Information Technology: 37.1%
164,626	(1)	Advanced Micro Devices, Inc.	16,940,015	0.8
27,999	(1),(5)	Affirm Holdings, Inc.	3,335,521	0.2
190,651	(1)	Afterpay Ltd.	16,562,848	0.8
747,757		Apple, Inc.	105,807,616	4.9
42,614		ASML Holding NV - NY Reg	31,752,118	1.5
42,656	(1)	Avalara, Inc.	7,454,989	0.3
7,556	(1)	Bill.com Holdings, Inc.	2,017,074	0.1
131,178	(1)	Black Knight, Inc.	9,444,816	0.4
43,107	(1)	Ceridian HCM Holding, Inc.	4,854,710	0.2
5,712	(1)	Coupa Software, Inc.	1,251,956	0.1
79,863	(1)	Datadog, Inc.	11,288,635	0.5
186,245	(1)	Fiserv, Inc.	20,207,583	0.9
96,932		Global Payments, Inc.	15,274,545	0.7
88,077		Intuit, Inc.	47,518,422	2.2
7,871	(1),(2),(3)	Magic Leap, Inc. - Class A	93,672	0.0
97,205		Mastercard, Inc. - Class A	33,796,234	1.6
678,533		Microsoft Corp.	191,292,023	8.9
30,314	(1)	MongoDB, Inc.	14,293,354	0.7
72,452		Nvidia Corp.	15,009,156	0.7
11,462	(1)	Paycom Software, Inc.	5,682,287	0.3
79,505	(1)	PayPal Holdings, Inc.	20,687,996	1.0
111,695	(1)	Salesforce.com, Inc.	30,293,918	1.4
118,100	(1),(5)	SentinelOne, Inc.	6,326,617	0.3
46,919	(1)	ServiceNow, Inc.	29,196,286	1.4
7,629	(1)	Shopify, Inc.	10,343,246	0.5
12,388	(1)	Snowflake, Inc. - Class A	3,746,503	0.2
58,234	(1)	Splunk, Inc.	8,427,042	0.4

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: (continued)
28,100	(1)	Square, Inc.	$6,739,504	0.3
76,856	(1)	StoneCo Ltd.	2,668,440	0.1
51,440	(1),(2),(3)	Stripe, Inc. - Class B	2,560,169	0.1
127,178		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,199,424	0.7
42,337	(1)	Teledyne Technologies, Inc.	18,187,128	0.8
9,017	(1)	Toast, Inc.	450,399	0.0
102,594	(1)	Trade Desk, Inc./The	7,212,358	0.3
220,672	(1),(5)	UiPath, Inc.	11,609,554	0.5
205,099		Visa, Inc. - Class A	45,685,802	2.1
23,206	(1)	Workday, Inc.	5,798,947	0.3
7,976	(1)	Zebra Technologies Corp.	4,110,990	0.2
61,093	(1)	Zoom Video Communications, Inc.	15,975,820	0.7
			798,097,717	37.1

		Materials: 0.1%
4,539		Linde PLC	1,331,652	0.1

	Total Common Stock
	(Cost $1,200,772,015)		2,032,192,359	94.6

PREFERRED STOCK: 5.2%
		Consumer Discretionary: 4.8%
163,010	(1),(2),(3)	Aurora Innovation, Inc., - Series B	3,158,387	0.1
38,487	(1),(2),(3)	Rappi, Inc. - Series E	2,479,453	0.1
549,762	(1),(2),(3)	Rivian Automotive, Inc. - Series D	39,049,595	1.8
659,827	(1),(2),(3)	Rivian Automotive, Inc. - Series E	46,867,512	2.2
123,727	(1),(2),(3)	Rivian Automotive, Inc. - Series F	8,788,329	0.4
37,201	(1),(2),(3)	Sila Nanotechnologies, Inc., Series F	1,535,389	0.1
18,931	(1),(2),(3)	Waymo LLC., Series A-2	1,736,389	0.1
			103,615,054	4.8

		Financials: 0.1%
1,855	(1),(2),(3)	Maplebear, Inc., dba Instacart - Series A	231,875	0.0
26,036	(1),(2),(3)	Maplebear, Inc., dba Instacart - Series G	3,254,500	0.1
			3,486,375	0.1

		Industrials: 0.3%
159,700	(1),(2),(3)	GM Cruise Holdings, LLC - Class F	4,208,095	0.2
132,943	(1),(2),(3)	Nuro, Inc. - Series C	1,735,518	0.1
			5,943,613	0.3

		Real Estate: 0.0%
30,915	(1),(3)	WeWork Companies, Inc. - Series E	230,100	0.0

	Total Preferred Stock
	(Cost $34,685,474)		113,275,142	5.2

	Total Long-Term Investments
	(Cost $1,235,457,489)		2,145,467,501	99.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.1%
		Repurchase Agreements: 1.1%
5,307,243	(6)	Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $5,307,250, collateralized by various U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $5,413,388, due 09/01/31-07/01/60)	5,307,243	0.2
1,279,408	(6)	Bank of Nova Scotia, Repurchase Agreement dated 09/30/21, 0.06%, due 10/01/21 (Repurchase Amount $1,279,410, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.000%, Market Value plus accrued interest $1,304,998, due 01/06/22-04/01/51)	1,279,408	0.1
5,307,200	(6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $5,307,207, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $5,413,344, due 11/01/21-07/20/71)	5,307,200	0.2

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,304,864	(6) Citadel Securities LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $2,304,869, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $2,350,978, due 10/12/21-08/15/51)	$2,304,864	0.1
5,307,243	(6) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $5,307,250, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $5,413,388, due 10/31/21-05/01/58)	5,307,243	0.3
3,296,342	(6) State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $3,296,351, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,362,366, due 07/15/23-02/15/48)	3,296,342	0.2

	Total Repurchase Agreements
	(Cost $22,802,300)	22,802,300	1.1

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
702	(7) T. Rowe Price Government Reserve Fund, 0.050%
	(Cost $702)	702	0.0

	Total Short-Term Investments
	(Cost $22,803,002)	22,803,002	1.1

	Total Investments in Securities (Cost $1,258,260,491)	$2,168,270,503	100.9
	Liabilities in Excess of Other Assets	(20,121,188)	(0.9)
	Net Assets	$2,148,149,315	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
ADR	American Depositary Receipt
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(3)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2021, the Portfolio held restricted securities with a fair value of $131,073,901 or 6.1% of net assets. Please refer to the table below for additional details.
(4)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(5)	Security, or a portion of the security, is on loan.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(7)	Rate shown is the 7-day yield as of September 30, 2021.

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$485,390,027	$13,819,035	$5,318,665	$504,527,727
Consumer Discretionary	393,951,054	4,893,558	–	398,844,612
Financials	39,283,778	–	7,791,350	47,075,128
Health Care	164,590,988	12,687,868	–	177,278,856
Industrials	87,304,433	17,732,234	–	105,036,667
Information Technology	778,881,028	16,562,848	2,653,841	798,097,717
Materials	1,331,652	–	–	1,331,652
Total Common Stock	1,950,732,960	65,695,543	15,763,856	2,032,192,359
Preferred Stock	–	230,100	113,045,042	113,275,142
Short-Term Investments	702	22,802,300	–	22,803,002
Total Investments, at fair value	$1,950,733,662	$88,727,943	$128,808,898	$2,168,270,503
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(125)	$–	$(125)
Total Liabilities	$–	$(125)	$–	$(125)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2021:

Investments, at fair value	Fair Value at September 30, 2021	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs***	Impact to Valuation from an Increase in Input****
Common Stocks	$15,763,856	Market Approach	Recent Comparable Transaction Price(s)	-**	-**	-**
		Market Approach	Discount for lack of marketability	10%	10%	Decrease
		Market Approach	Enterprise Value to EBITDA Multiple	22.0x - 25.4x	22.0x - 25.4x	Increase
		Market Approach	Enterprise Value to Sales Multiple	6.4x - 7.5x	6.4x - 7.5x	Increase
		Market Approach	Segment Based Price to Earnings Multiple	11.9x - 36.8x	11.9x - 36.8x	Increase
		Market Approach	Whole Company Price to Earnings Multiple	18.1x	18.1x	Increase
		Contractual	Rate of Return	0%	0%	Increase
Preferred Stocks	$113,045,042	Market Approach	Recent Comparable Transaction Price(s)	-**	-**	-**
		Market Approach	Discount for uncertainty	10%	10%	Decrease
Total Investments, at fair value	$128,808,898

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** No quantitative unobservable inputs significant to the valuation technique were created by the Portfolio's management.

*** Unobservable inputs were weighted by the relative fair value of the instruments.

**** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended September 30, 2021:

	Common Stocks	Preferred Stocks	Total
Assets:
Beginning balance at December 31, 2020	$19,155,080	$41,961,073	$61,116,153
Purchases	3,824,971	6,094,729	9,919,700
Sales	-	-	-
Total realized gain (loss)	-	-	-
Net change in unrealized appreciation (depreciation)*****	(2,789,884)	74,149,836	71,359,952
Transfers into Level 3	-	-	-
Transfers out of Level 3	(4,426,311)	(9,160,596)	(13,586,907)
Ending balance at September 30, 2021	$15,763,856	$113,045,042	$128,808,898
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of September 30, 2021*****	$(2,789,884)	$74,149,836	$71,359,952

***** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at September 30, 2021 may be due to securities no longer held or categorized as Level 3 at period end.

At September 30, 2021, the following forward foreign currency contracts were outstanding for VY® T. Rowe Price Growth Equity Portfolio:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 344,563	HKD 2,683,346	Standard Chartered Bank	10/05/21	$(125)
				$(125)

VY® T. Rowe Price Growth Equity Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Currency Abbreviations
HKD	-	Hong Kong Sar Dollar
USD	-	United States Dollar

At September 30, 2021, VY® T. Rowe Price Growth Equity Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Ant International Co., Limited- Class C	6/7/2018	$6,364,046	$6,114,475
Aurora Innovation, Inc., - Series B	3/1/2019	1,506,262	3,158,387
Didi Global, Inc., Lockup Shares	10/19/2015	1,865,695	2,034,903
Epic Games, Inc.	6/18/2020	3,180,325	5,318,665
GM Cruise Holdings, LLC - Class F	5/7/2019	2,914,525	4,208,095
Magic Leap, Inc. - Class A	1/20/2016	3,824,971	93,672
Maplebear, Inc., dba Instacart	8/7/2020	590,711	1,593,625
Maplebear, Inc., dba Instacart - Non-Voting	8/7/2020	30,858	83,250
Maplebear, Inc., dba Instacart - Series A	11/18/2020	113,177	231,875
Maplebear, Inc., dba Instacart - Series G	7/2/2020	1,252,121	3,254,500
Nuro, Inc. - Series C	10/30/2020	1,735,518	1,735,518
Rappi, Inc. - Series E	9/8/2020	2,299,446	2,479,453
Rivian Automotive, Inc. - Series D	12/23/2019	5,906,643	39,049,595
Rivian Automotive, Inc. - Series E	7/10/2020	10,220,720	46,867,512
Rivian Automotive, Inc. - Series F	1/19/2021	4,559,340	8,788,329
Sila Nanotechnologies, Inc., Series F	1/7/2021	1,535,389	1,535,389
Stripe, Inc. - Class B	12/17/2019	807,094	2,560,169
Waymo LLC., Series A-2	5/8/2020	1,625,552	1,736,389
WeWork Companies, Inc. - Series E	6/23/2015	1,016,781	230,100
		$51,349,174	$131,073,901

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,266,116,761.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$954,380,272
Gross Unrealized Depreciation	(52,129,256)
Net Unrealized Appreciation	$902,251,016